Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Purchases:
Related party transactions			$ 42,167
Bangshida International Trade (Suzhou) Co., Ltd. [Member]
Purchases:
Related party transactions			$ 42,167